Note 3 - Investment Securities: Held-to-maturity Securities (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Held to Maturity, at amortized cost	$ 33,237,199	$ 36,780,206
US States and Political Subdivisions Debt Securities
Held to Maturity, at amortized cost	33,237,199	36,780,206
Held-to-maturity Securities, Unrecognized Holding Gain	1,212,823	1,312,337
Held-to-maturity Securities, Unrecognized Holding Loss	(43,744)	(2,823)
Held-to-maturity Securities, Fair Value	$ 34,406,278	$ 38,089,720